YOKE CORE ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Aerospace & Defense - 8.6%
Axon Enterprise, Inc. (a)	7,672	$4,705,237
General Dynamics Corp.	625	170,075
General Electric Co.	23,774	4,791,412
Howmet Aerospace, Inc.	23,217	3,217,412
L3Harris Technologies, Inc.	687	151,154
Lockheed Martin Corp.	5,527	2,640,524
Northrop Grumman Corp.	990	481,635
		16,157,449

Apparel Retail - 1.4%
TJX Cos., Inc.	20,330	2,616,064

Apparel, Accessories & Luxury Goods - 1.8%
Tapestry, Inc.	47,313	3,342,663

Application Software - 4.9%
Adobe, Inc. (a)	165	61,872
Cadence Design Systems, Inc. (a)	179	53,295
Dynatrace, Inc. (a)	1,486	69,797
Fair Isaac Corp. (a)	98	194,989
HubSpot, Inc. (a)	106	64,819
Nutanix, Inc. - Class A (a)	938	64,441
Palantir Technologies, Inc. - Class A (a)	59,117	7,001,817
PTC, Inc. (a)	842	130,485
Roper Technologies, Inc.	1,255	702,900
Salesforce, Inc.	281	75,508
Synopsys, Inc. (a)	105	48,196
Tyler Technologies, Inc. (a)	790	429,207
Workday, Inc. - Class A (a)	502	122,990
Zoom Communications, Inc. - Class A (a)	1,529	118,559
		9,138,875

Automotive Retail - 1.6%
AutoZone, Inc. (a)	712	2,678,971
O'Reilly Automotive, Inc. (a)	291	411,823
		3,090,794

Biotechnology - 1.3%
AbbVie, Inc.	3,586	699,629
Alnylam Pharmaceuticals, Inc. (a)	271	71,338
Amgen, Inc.	1,149	334,267

YOKE CORE ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Biotechnology - 1.3% (Continued)
BioMarin Pharmaceutical, Inc. (a)	1,087	$69,231
Gilead Sciences, Inc.	2,461	262,195
Incyte Corp. (a)	1,949	122,124
Neurocrine Biosciences, Inc. (a)	830	89,383
Regeneron Pharmaceuticals, Inc.	519	310,756
Vertex Pharmaceuticals, Inc. (a)	914	465,683
		2,424,606

Broadcasting - 0.1%
Fox Corp. - Class A	3,962	197,268

Broadline Retail - 1.8%
Amazon.com, Inc. (a)	17,440	3,216,285
MercadoLibre, Inc. (a)	66	153,836
		3,370,121

Building Products - 1.2%
Trane Technologies PLC	5,864	2,247,730

Cable & Satellite - 0.2%
Comcast Corp. - Class A	10,555	360,981

Cargo Ground Transportation - 1.0%
Old Dominion Freight Line, Inc.	12,651	1,939,145

Communications Equipment - 1.0%
Arista Networks, Inc. (a)	914	75,195
Cisco Systems, Inc.	14,803	854,577
F5, Inc. (a)	668	176,846
Juniper Networks, Inc.	3,820	138,743
Motorola Solutions, Inc.	1,616	711,670
		1,957,031

Construction & Engineering - 1.2%
EMCOR Group, Inc.	5,637	2,258,746

Construction Machinery & Heavy Transportation Equipment - 1.0%
PACCAR, Inc.	21,513	1,940,688

Construction Materials - 0.0%(b)
Vulcan Materials Co.	220	57,713

YOKE CORE ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Consumer Electronics - 1.1%
Garmin Ltd.	11,443	$2,138,353

Consumer Staples Merchandise Retail - 1.6%
Costco Wholesale Corp.	2,205	2,192,872
Walmart, Inc.	8,695	845,589
		3,038,461

Diversified Banks - 0.4%
First Citizens BancShares, Inc. - Class A	67	119,203
JPMorgan Chase & Co.	2,276	556,755
		675,958

Diversified Support Services - 1.2%
Copart, Inc. (a)	36,778	2,244,561

Electric Utilities - 2.5%
American Electric Power Co., Inc.	1,201	130,116
Duke Energy Corp.	4,948	603,755
NRG Energy, Inc.	29,176	3,197,106
PG&E Corp.	3,961	65,436
Southern Co.	6,028	553,913
Xcel Energy, Inc.	3,401	240,451
		4,790,777

Electrical Components & Equipment - 0.1%
Eaton Corp. PLC	653	192,224

Electronic Components - 0.3%
Amphenol Corp. - Class A	5,326	409,836
Corning, Inc.	2,048	90,890
		500,726

Electronic Equipment & Instruments - 0.1%
Teledyne Technologies, Inc. (a)	441	205,519

Environmental & Facilities Services - 1.0%
Republic Services, Inc.	2,797	701,348
Rollins, Inc.	2,164	123,629
Waste Connections, Inc.	2,464	486,960
Waste Management, Inc.	2,693	628,439
		1,940,376

YOKE CORE ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Fertilizers & Agricultural Chemicals - 0.1%
Corteva, Inc.	2,891	$179,213

Financial Exchanges & Data - 2.8%
Cboe Global Markets, Inc.	1,966	436,059
CME Group, Inc.	1,496	414,512
FactSet Research Systems, Inc.	357	154,302
Intercontinental Exchange, Inc.	537	90,200
Moody's Corp.	4,497	2,037,681
S&P Global, Inc.	4,131	2,065,706
Tradeweb Markets, Inc. - Class A	422	58,363
		5,256,823

Food Retail - 0.1%
Kroger Co.	3,098	223,707

Footwear - 0.1%
NIKE, Inc. - Class B	3,157	178,055

Gold - 0.1%
Newmont Corp.	1,901	100,145

Health Care Distributors - 0.4%
Cencora, Inc.	829	242,624
McKesson Corp.	647	461,175
		703,799

Health Care Equipment - 4.3%
Abbott Laboratories	3,298	431,214
Becton Dickinson & Co.	1,479	306,286
Boston Scientific Corp. (a)	38,136	3,923,050
Intuitive Surgical, Inc. (a)	6,545	3,375,911
		8,036,461

Health Care Services - 0.0%(b)
Cigna Group	191	64,948

Home Improvement Retail - 2.5%
Home Depot, Inc.	6,867	2,475,485
Lowe's Cos., Inc.	9,847	2,201,395
		4,676,880

YOKE CORE ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Hotels, Resorts & Cruise Lines - 2.0%
Booking Holdings, Inc.	733	$3,737,772

Household Products - 1.8%
Church & Dwight Co., Inc.	1,060	105,300
Colgate-Palmolive Co.	4,161	383,603
Kimberly-Clark Corp.	1,160	152,865
Procter & Gamble Co.	16,509	2,683,868
		3,325,636

Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	730	219,438
Paychex, Inc.	1,001	147,267
		366,705

Industrial Conglomerates - 0.1%
Honeywell International, Inc.	1,109	233,444

Industrial Gases - 0.1%
Air Products and Chemicals, Inc.	245	66,417
Linde PLC	444	201,234
		267,651

Industrial Machinery & Supplies & Components - 0.2%
Illinois Tool Works, Inc.	666	159,780
Otis Worldwide Corp.	1,737	167,221
		327,001

Insurance Brokers - 1.7%
Aon PLC - Class A	407	144,400
Arthur J Gallagher & Co.	7,536	2,416,720
Marsh & McLennan Cos., Inc.	2,466	556,009
Willis Towers Watson PLC	364	112,039
		3,229,168

Integrated Oil & Gas - 1.4%
Chevron Corp.	1,796	244,364
Exxon Mobil Corp.	22,933	2,422,413
		2,666,777

Integrated Telecommunication Services - 0.7%
AT&T, Inc.	22,264	616,713

YOKE CORE ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Integrated Telecommunication Services - 0.7% (Continued)
Verizon Communications, Inc.	16,609	$731,792
		1,348,505

Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	3,100	449,779

Interactive Media & Services - 3.4%
Alphabet, Inc. - Class A	21,212	3,368,466
Meta Platforms, Inc. - Class A	5,436	2,984,364
		6,352,830

Internet Services & Infrastructure - 1.7%
Akamai Technologies, Inc. (a)	4,300	346,494
GoDaddy, Inc. - Class A (a)	11,438	2,154,119
VeriSign, Inc. (a)	2,267	639,566
		3,140,179

IT Consulting & Other Services - 1.2%
Accenture PLC - Class A	2,243	670,994
Amdocs Ltd.	3,152	279,204
Cognizant Technology Solutions Corp. - Class A	2,984	219,533
Gartner, Inc. (a)	351	147,799
International Business Machines Corp.	3,510	848,788
		2,166,318

Life & Health Insurance - 1.9%
Globe Life, Inc.	28,760	3,547,258

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.	472	202,488

Managed Health Care - 0.4%
Elevance Health, Inc.	385	161,923
Humana, Inc.	317	83,130
UnitedHealth Group, Inc.	1,368	562,850
		807,903

Movies & Entertainment - 2.4%
Liberty Media Corp.-Liberty Formula One - Class C (a)	1,158	102,680
Netflix, Inc. (a)	3,961	4,482,743
		4,585,423

YOKE CORE ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Multi-Sector Holdings - 1.7%
Berkshire Hathaway, Inc. - Class B (a)	6,151	$3,280,021

Multi-Utilities - 0.7%
Ameren Corp.	1,684	167,120
CMS Energy Corp.	2,042	150,393
Consolidated Edison, Inc.	4,345	489,899
Dominion Energy, Inc.	1,200	65,256
DTE Energy Co.	478	65,486
WEC Energy Group, Inc.	3,233	354,078
		1,292,232

Oil & Gas Exploration & Production - 2.3%
ConocoPhillips	1,129	100,617
Coterra Energy, Inc.	2,108	51,773
Diamondback Energy, Inc.	910	120,129
EOG Resources, Inc.	17,556	1,936,953
Texas Pacific Land Corp.	1,599	2,060,903
		4,270,375

Oil & Gas Refining & Marketing - 0.1%
Marathon Petroleum Corp.	1,029	141,395

Oil & Gas Storage & Transportation - 1.6%
DT Midstream, Inc.	529	51,419
Kinder Morgan, Inc.	2,790	73,377
Targa Resources Corp.	15,797	2,699,707
Williams Cos., Inc.	3,077	180,220
		3,004,723

Other Specialty Retail - 0.1%
Tractor Supply Co.	2,905	147,051

Packaged Foods & Meats - 1.9%
General Mills, Inc.	4,555	258,451
Hershey Co.	14,187	2,371,924
Kellanova	2,780	230,101
Kraft Heinz Co.	3,727	108,456
Mondelez International, Inc. - Class A	3,896	265,434
The Campbell's Co.	2,207	80,467
Tyson Foods, Inc. - Class A	3,282	200,990
		3,515,823

YOKE CORE ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Paper & Plastic Packaging Products & Materials - 0.0%(b)
Packaging Corp. of America	484	$89,835

Passenger Ground Transportation - 0.1%
Uber Technologies, Inc. (a)	1,953	158,213

Personal Care Products - 1.2%
Unilever PLC - ADR	35,044	2,227,046

Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	2,251	113,000
Eli Lilly & Co.	1,012	909,737
Johnson & Johnson	18,413	2,878,136
Merck & Co., Inc.	8,149	694,295
Novartis AG - ADR	19,167	2,175,263
Novo Nordisk AS - ADR	31,146	2,069,652
Pfizer, Inc.	2,456	59,951
		8,900,034

Property & Casualty Insurance - 1.6%
Allstate Corp.	1,409	279,531
Arch Capital Group Ltd.	2,129	193,058
Assurant, Inc.	740	142,628
Chubb Ltd.	2,272	649,974
Erie Indemnity Co. - Class A	129	46,262
Loews Corp.	1,001	86,917
Markel Group, Inc. (a)	45	81,837
Progressive Corp.	2,695	759,289
Travelers Cos., Inc.	1,834	484,414
W R Berkley Corp.	4,028	288,767
		3,012,677

Rail Transportation - 0.1%
Union Pacific Corp.	888	191,506

Real Estate Services - 0.0%(b)
CoStar Group, Inc. (a)	604	44,799

Research & Consulting Services - 0.3%
Booz Allen Hamilton Holding Corp.	1,892	227,078
FTI Consulting, Inc. (a)	654	108,747
Verisk Analytics, Inc.	960	284,573
		620,398

YOKE CORE ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Restaurants - 2.7%
Domino's Pizza, Inc.	125	$61,296
DoorDash, Inc. - Class A (a)	19,520	3,765,213
McDonald's Corp.	2,151	687,567
Starbucks Corp.	2,185	174,909
Yum! Brands, Inc.	2,047	307,951
		4,996,936

Semiconductors - 3.3%
Analog Devices, Inc.	2,193	427,460
Broadcom, Inc.	4,514	868,810
NVIDIA Corp.	20,643	2,248,435
QUALCOMM, Inc.	13,818	2,051,420
Texas Instruments, Inc.	3,525	564,176
		6,160,301

Soft Drinks & Non-alcoholic Beverages - 1.6%
Coca-Cola Co.	33,277	2,414,246
Keurig Dr Pepper, Inc.	5,668	196,056
PepsiCo, Inc.	3,169	429,653
		3,039,955

Specialty Chemicals - 0.1%
Ecolab, Inc.	297	74,675
Sherwin-Williams Co.	234	82,583
		157,258

Systems Software - 3.0%
Crowdstrike Holdings, Inc. - Class A (a)	129	55,324
Fortinet, Inc. (a)	1,609	166,950
Gen Digital, Inc.	3,161	81,775
Microsoft Corp.	11,499	4,545,095
Oracle Corp.	3,943	554,859
ServiceNow, Inc. (a)	267	254,988
		5,658,991

Technology Distributors - 0.1%
CDW Corp.	597	95,854

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	20,973	4,456,763

YOKE CORE ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Technology Hardware, Storage & Peripherals - 2.4% (Continued)
NetApp, Inc.	546	$49,003
		4,505,766

Tobacco - 0.1%
Philip Morris International, Inc.	1,325	227,052

Trading Companies & Distributors - 0.1%
Fastenal Co.	1,985	160,725

Transaction & Payment Processing Services - 2.3%
Fiserv, Inc. (a)	2,039	376,338
Jack Henry & Associates, Inc.	910	157,821
Mastercard, Inc. - Class A	5,322	2,916,775
Visa, Inc. - Class A	2,291	791,541
		4,242,475

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.	3,000	740,850
TOTAL COMMON STOCKS (Cost $182,400,087)		183,883,988

REAL ESTATE INVESTMENT TRUSTS - 1.9%
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	396	63,574
Equinix, Inc.	95	81,771
		145,345

Health Care REITs - 1.6%
Welltower, Inc.	19,384	2,957,804

Industrial REITs - 0.1%
Prologis, Inc.	883	90,243

Multi-Family Residential REITs - 0.0%(b)
AvalonBay Communities, Inc.	237	49,765

Retail REITs - 0.0%(b)
Realty Income Corp.	1,059	61,274

Self-Storage REITs - 0.0%(b)
Public Storage	200	60,086

YOKE CORE ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 1.9% (CONTINUED)	Shares	Value
Telecom Tower REITs - 0.1%
American Tower Corp.	400	$90,164
Crown Castle, Inc.	547	57,851
		148,015
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,509,653)		3,512,532

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.25% (c)	1,009,534	1,009,534
TOTAL SHORT-TERM INVESTMENTS (Cost $1,009,534)		1,009,534

TOTAL INVESTMENTS - 100.2% (Cost $186,919,274)		$188,406,054
Liabilities in Excess of Other Assets - (0.2)%		(346,427)
TOTAL NET ASSETS - 100.0%		$188,059,627

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

YOKE CORE ETF

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

Yoke Core ETF (“the Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$183,883,988	$—	$—	$183,883,988
Real Estate Investment Trusts	3,512,532	—	—	3,512,532
Money Market Funds	1,009,534	—	—	1,009,534
Total Investments	$188,406,054	$—	$—	$188,406,054

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.